Long Term Payable (Details) - Schedule of Long-Term Accounts Payable-Non-Current - Loans Payable [Member]	Jun. 30, 2024 USD ($)
Debt Instrument [Line Items]
Long-term accounts payable-current	$ 41,587
Unrecognized financing expense	(1,110)
Long-term accounts payable-current, net	40,477
Long-term accounts payable-non-current	29,114
Unrecognized financing expense	(3,226)
Long-term accounts payable-non-current, net	$ 25,888